Financial assets and liabilities	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Financial assets and liabilities	Financial assets and liabilities
The following table shows the carrying amounts and fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy.
Tax and employee-related payables are non-financial liabilities and are therefore excluded from the tables below. They are presented in Note 17.2.

			AS OF DECEMBER 31, 2024
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	13,473	12,690	—	12,690	—
Other receivables and assets (2)	19,843	19,843	—	19,843	—
Cash and cash equivalents (1)	144,221	144,221	—	144,221	—
Total financial assets	177,537	176,754	—	176,754	—
Financial liabilities—non-current portion (4, Note 15)	69,069	73,497	3,620	—	69,877
Financial liabilities—current portion (3, Note 15)	44,935	44,935	21,183	—	23,752
Trade payables and other current liabilities (3)	43,824	43,824	—	—	43,824
Total financial liabilities	157,828	162,256	24,803	—	137,453

				AS OF JUNE 30, 2025
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION		FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	13,569		13,088	—	13,088	—
Other receivables and assets (2)	17,942		17,942	—	17,942	—
Cash and cash equivalents (1)	60,946		60,946	40,462	20,484	—
Total financial assets	92,457		91,976	40,462	51,514	—
Financial liabilities—non-current portion (4, Note 15)	53,503	(50,401)	52,169	3,639	—	48,530
Financial liabilities—current portion (3, Note 15)	50,401		50,401	18,038	—	32,363
Trade payables and other current liabilities (3)	57,497		57,497	—	—	57,497
Total financial liabilities	161,402		160,067	21,677	—	138,390
(1)    The fair value of cash and cash equivalents is determined based on Level 1 fair value measurement and corresponds to the market value of the assets.
(2)    The carrying amount of financial assets measured at amortized cost is deemed to be a reasonable estimate of fair value, except for the long-term advances made to CROs, whose fair value is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using credit spreads ranging from 104 bp to 218 bp as of December 31, 2024 and 79 bp to 314 bp as of June 30, 2025. As of December 31, 2024 and June 30, 2025, an increase in the credit spread by +100 bp would result in a decrease in the advances fair value by €236 thousand and €186 thousand respectively.
(3)    The carrying amount of short-term financial liabilities measured at amortized cost was deemed to be a reasonable estimate of fair value.
(4)    The fair value of the royalty certificates, Heights convertible notes, Kreos / Claret BSA and Minimum Return Indemnifications
is based on Level 3 fair value measurement and is estimated based on models and assumptions detailed in Note 15. The fair value of other long-term financial liabilities is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using the following assumptions:
•For the debt components of the Kreos / Claret OCABSA (tranche A) and the tranches B and C of the Kreos / Claret straight bond loans, a credit spread of 750 bp as of December 31, 2024 and 1,000 bp as of June 30, 2025.
As of December 31, 2024 and June 30, 2025, an increase in the credit spread by +100 bp would result in a decrease in the
Kreos / Claret tranche A (OCABSA), tranches B and C debt components fair value by respectively €538 thousand and
€1,580 thousand respectively.
•For the PGE loan, a credit spread of 900 bp as of December 31, 2024. As of December 31, 2024 an increase in the credit spread by +100 bp would result in a decrease in the PGE loan fair value by €39 thousand. The PGE being a short-term liability as of June 30, 2025, its carrying amount measured at amortized cost is deemed to be a reasonable estimate of its fair value on that date.